Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Loss for basic and diluted earnings per share
Net income (loss)	$ 20,227	$ (671,983)	$ 44,654
Shares of Common stock and equivalents:
Weighted average shares basic			6,809
Effect of dilutive securities	183	0	144
Weighted average common shares - diluted	16,279	9,484	6,953
Basic loss per share (USD per share)	$ 1.26	$ (70.85)	$ 6.56
Diluted loss per share (USD per share)	$ 1.24	$ (70.85)	$ 6.42